Offerings - Offering: 1	Aug. 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 698,859,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,512.43
Offering Note	The prospectus supplement to which this Exhibit 107 relates registers the offering of $700,000,000 aggregate principal amount of 6.050% senior notes due 2036 by Boston Properties Limited Partnership, with a maximum aggregate offering price of $698,859,000. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Boston Properties Limited Partnership initially deferred payment of the registration fee for the registration statement on Form S-3 filed March 6, 2026 (File No. 333-294080-01) (the "Registration Statement") and this "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Registration Statement.